Insurance Risk	12 Months Ended
Dec. 31, 2024
Insurance Risk [Abstract]
Insurance Risk
6.	Insurance Risk

(a)	Overview of the insurance risk – Shinhan Life Insurance Co., Ltd.

i)	Overview of the insurance risk
i-1)
Insurance risk
Insurance risk is the likelihood that insured events occur and the uncertainty of the total amount and timing of claims for the insured events occurred. The main risk covered by insurance contracts is the risk that the actual claim or benefit payment will exceed the accumulated insurance liability. This risk can occur for the following reasons:
① Frequency risk: a possibility that the number of occurrences of the insured event is different from the expected number
② Severity risk: a possibility that the cost of an incident may be different from the expected cost level
By experience, when there is more similar insurance or they are more diversified, the less likely it is that abnormal effects from some contracts will occur. The Group takes this into account when underwriting contracts and strives to form a sufficiently large and diversified group of contracts.
Insurance risk includes a lack of risk diversification and relates to geographical location and the nature of the policyholder as well as to the diversification of risk forms or sizes.
If the insurance contract covers death, a catastrophe affects the frequency the most and can affect the frequency of death earlier than expected due to a wide range of causes such as eating habits, smoking, and exercise habits, etc. And if the coverage is survival, medical technology and social conditions can increase the survival rate. The frequency may also be affected by excessive concentration in residential areas of policy holders.

Insurance accidents in life insurance include not only the death of the policyholder(insured) but also their survival, disability, and hospitalization.
The Group basically classifies the Group’s insurance products into individual insurance and group insurance according to the policyholder. Group insurance means a contract under which the insured belongs to a group of a certain size or larger and in which the policyholder is the representative of the Group or organization. The group insurance can be divided into savings and protections. Protection insurance means insurance in which the sum of benefits paid for survival at the base age does not exceed the premium already paid; savings insurance is defined as insurance, except for protection insurance, in which the sum of benefits paid for survival exceeds the premium already paid. Individual insurance can be classified into death insurance in which the insured’s death is insured, survival insurance in which the life is insured for a certain period of time, and endowment insurance in which life insurance and survival insurance are mixed.
Life insurance products can also be divided into guaranteed fixed rates, floating rates, interest accreted rate linked , and variable types by the applying term structures of interest types.
In the guaranteed fixed interest type, since the expected rate does not change from the time the policyholder enters into the contract to the end of the insurance period, the Group assumes the interest rate risk if the asset management return rate or market interest rate is lower than the expected rate. Floating interest rate type divides the net insurance premium into the guaranteed portion and the reserve portion; the guaranteed portion is applied with the predetermined expected rate, and the reserve portion changes based on the reserve rate for policy reserve according to asset management return rate, which makes partial hedge to interest rate risk, but the Group assumes some interest rate risk from the changes of asset management return rate, etc. since the minimum reserve rate for policy reserve is predetermined.
The Group uses acquisition strategies and reinsurance strategies to manage insurance risk of uncertainties of the total amount and timing of insurance claims paid due to insured events.
① Acceptance strategy
Acceptance strategy means diversifying the type of risk or the level of claims from that are accepted insurance policies. For example, the Group can balance mortality and survival risks. In addition, the selection of policyholders through regular health check-ups
is one of the major acceptance strategies.
② Reinsurance strategy
The risk of reinsurance contracts held to the Group is based on the accepted insurance contracts, which can be the total amount of risk or risk per contract on a per capita basis or per contract basis. In principle, the reinsurance method provides the risk premium excess reinsurance, but other methods may be used within the scope of the relevant laws as required. The degree of reinsurance held by the Group shall be determined by considering the Group’s assets, contract conditions, risk level, and technology for selecting the contract.
Insurance risk can also be affected by the policyholder’s right to terminate the contract or exercise annuity conversion rights to reduce or not pay the full premium. As a result, insurance risks may be affected by the policyholder’s actions and decisions. The Group’s insurance risk can be estimated on the assumption that the policyholder is reasonable. For example, a person who is worse than a person in good health would have less intention of terminating insurance that covers death. These factors are also reflected in the assumptions about the Group’s insurance liabilities.

ii)	Insurance risk management policy
ii
-1)
Measurement of Insurance Risk
Unlike other financial instruments, life insurance companies’ insurance policies have the characteristics of long-term contracts, which can be exposed to insurance risk that may arise due to an increase in actual claim payments than the risk rate determined at the time of development of the product and interest rate risk that may arise due to differences in interest rates and maturities between insurance liabilities and asset management.
The purpose of the Group’s risk management is to generate long-term stable growth and profits by proactively preventing and systematically managing the various risks that may arise in the course of management activities, reflecting these uncertain financial environments and the characteristics of life insurance products with long-term attributes.
The Group divides insurance risks arising from life insurance contracts into six sub-risks:
death risk, longevity risk, disability and illness risk, cancelation risk, operating expense risk, and catastrophe risk. The risk amount for each sub-risk
is measured on assets and liabilities that may directly or indirectly cause loss to the Group in the event of changes in actuarial assumptions, and is calculated based on the net asset value through the shock scenario method or risk coefficient method for each sub-risk.
The shock scenario method, one of the insurance risk measurement methods, is a method of calculating the amount of change in net asset value when applying a scenario in which the basic assumptions used for market valuation of assets or liabilities change. On the other hand, the risk coefficient method is a method that calculates the amount by multiplying a specific exposure by a specified risk coefficient, and is suitable for risk amounts that have short maturity or do not have large changes in net asset value during market valuation. In addition, the Group calculates the life insurance risk amount considering the diversification effect by adding the risk amount calculated for each sub-risk,
reflecting the correlation coefficient between the
sub-risks.
ii
-2)
Insurance risk management organization and management method
The Group measures the statutory minimum level of capital based on the life insurance risk amount and manages it within the allowable range. For this purpose, the Group establishes basic principles of risk management and establishes and implements regulations and management systems to implement them. In addition, the Group supports decision-making related to various risks through the Risk Management Committee and risk management organization, and prepare risk management procedures to identify and manage risks in a timely manner.
In general, risk management procedures are to recognize exposed risks, measure their size, set acceptable limits, monitor them regularly to report to management, and efficiently control and manage risks in case they exceed their limits.
Management methods by risk type are as follows:

-	Insurance risk management
The Group develops insurance products with proper profitability by setting the profitability guidelines from the time of product development, establishes and operates the acceptance policy to prevent reverse selection, running the claim-screening policy to make claim payments.

-	Interest rate risk management
The Group establishes a guideline and consider the market interest rate and asset management return rate to determine the published interest rate and expected interest rate within the guidelines. The Group also establishes the asset management strategy considering the interest rate level and maturity of liabilities; establishes a long-term target portfolio by comprehensively considering the risk level and rate of return of operating assets after analyzing the properties of long-term insurance liabilities, and sets a viable portfolio as a guideline every year to allocate and manage assets.

-	Liquidity risk management
The Group reviews and manages the amount of claims paid insurance and liquid assets periodically.

iii)	Korean Insurance Capital Standard(K-ICS)
K-ICS
is an equity capital system that precisely evaluates risk and financial soundness by evaluating the assets and liabilities of insurance companies to market so that they can be applied under the financial statements prepared in accordance with IFRS 17 on insurance contracts. To maintain consistency in mark-to-market
valuation and ensure consistency with international capital regulations, the supervisory authorities introduced
K-ICS
based on
mark-to-market
valuation, which improves the quality of insurance companies’ capital by calculating available and required capital in line with economic substance. This is a system designed to encourage improvement and strengthen risk management.
With the introduction of
K-ICS,
the supervisory authorities have established standards for preparing a financial position statement based on soundness supervision standards to separately calculate assets and liabilities that meet the purpose of supervision and at the same time substantially reflect the risks of insurance companies. In the
K-ICS,
the available capital, or solvency amount, is measured based on the basic capital and supplementary capital classified by the loss absorption capacity of the net asset amount in the statement of financial position based on soundness supervision standards evaluated at market price, and there are some restrictions on loss compensation. Supplementary capital, defined as having, can be reflected in the solvency amount up to 50% of the required capital. In addition, the required capital under the
K-ICS,
that is, the solvency standard amount, refers to the amount of potential losses that may occur in the insurance company over the next year. Specifically, the
K-ICS
divides the risks exposed due to insurance contract underwriting and asset management into five risks: life and long-term non-life
insurance risk, general
non-life
insurance risk, market risk, credit risk, and operational risk. Under the 99.5% confidence level, the solvency standard amount is required to be measured by calculating the maximum loss that can occur over the next year using the shock scenario method.
Under the
K-ICS,
the solvency ratio is calculated by dividing the solvency amount by the solvency standard amount. If the insurance company’s solvency ratio is less than 100%, it indicates that the solvency standard amount measured by the potential loss amount cannot be covered with capital, which means that the insurance company’s capital soundness has become poor, and the supervisory authority must comply with the Insurance Business Supervision Regulations. Accordingly, insurance companies with a solvency ratio of less than 100% are required to take timely corrective actions such as management improvement recommendations, management improvement requests, or management improvement orders. As such, the new solvency system is a system in which the supervisory authorities seek to protect policyholders by supervising the capital adequacy and risk management capabilities of insurance companies.

iv)	Financial risks related to insurance contracts
Investment contracts that include insurance contracts and discretionary participation feature may be exposed to financial risks although it is an insurance liability, and the form of exposure is as follows:
iv-1)
Credit risk
Credit risk refers to the risk of loss resulting from the borrower’s failure to repay a loan or meet contractual obligations. the Group’s reinsurance assets are exposed to credit risk as assets that may incur losses if the reinsurer defaults at the time of receipt of the claims and receivables.
iv-2) Interest rate risk
Interest rate risk means the risk that arises when the Group’s financial position fluctuates unfavorably due to the effect of interest rates on assets and liabilities. The Group manages matched assets and liabilities for each portfolio to minimize the impact of mismatches between assets and liabilities caused by interest rate fluctuations, thus reducing the risk.
iv-3) Liquidity risk
Liquidity risk refers to the risk that assets and liabilities are subject to inconsistency or failure to respond to unexpected cash outflows. Therefore, future cash outflows from investment contracts, including insurance liabilities which account for most of the Group’s liabilities and discretionary participation features, are factors used to determine the level of risk associated with the Group’s liquidity.
The purpose of the Group’s management of liquidity risk is to maintain sufficient liquidity to prepare for repayments arising from insurance contracts under normal circumstances or when market shocks occur. The Group’s main liquidity risk management methods are as follows:

-	Regularly inspect and manage the amount of insurance payments and liquid assets

-	Maintain and manage a portfolio comprised of assets that can be relatively easily liquidated in preparation for unexpected disruptions in financing.

-	Monitoring liquidity ratios by running liquidity stress tests

-	Establishment of asset liability management strategy considering insurance contract liability cash flow
iv-4) Market risk
Market risk refers to the risk of loss arising when the Group’s financial position fluctuates unfavorably due to adverse price fluctuations such as stock prices and exchange rates. The Group carries out insurance contract transactions denominated in foreign currencies and is therefore exposed to exchange rate fluctuations. Exposure to exchange rate fluctuations is managed through foreign exchange forward contracts and interest rate swaps between different currencies.

v)	Concentration of Insurance Risk
v-1)
The concentration of insurance risks by region as of December 31, 2023 and 2024 are as follow:

	2023
	Insurance Contract		Reinsurance Contract	Total
Domestic	~~W~~	38,360,261	161,301	38,521,562
International		5,001	—	5,001

	~~W~~	38,365,262	161,301	38,526,563

	2024
	Insurance Contract		Reinsurance Contract	Total
Domestic	~~W~~	41,195,537	345,177	41,540,714
International		(1,341)	—	(1,341)

	~~W~~	41,194,196	345,177	41,539,373

v-2)
Market risk arising from insurance contracts
The amount of currency insurance liabilities (based on the fulfillment cash flows) as of December 31, 2023 and December 31, 2024 are as follows:

	2023		2024
	Foreign currency amount	KRW converted amount	Foreign currency amount	KRW converted amount
Foreign currency insurance contract liabilities:
USD (thousand)	192,052	247,632	168,209	247,267
EUR (thousand)	124	177	119	182
VND (million)	94,010	5,001	(23,242)	(1,341)

		252,810		246,108

vi) Sensitivity to Insurance Risk
The impact of changes in key assumptions on insurance contract liabilities (assets) as of December 31, 2023 and 2024 are as follows:

		2023
		Base amount and base amount after change					Profit and capital impact (before tax)
		Fulfillment cash flows (*2)			Contractual service margin		Profit(loss) (*3)		Other comprehensive income
	Sensitivity (*1)	Before reflecting reinsurance effect		After reflecting reinsurance effect	Before reflecting reinsurance effect	After reflecting reinsurance effect	Before reflecting reinsurance effect	After reflecting reinsurance effect	Before reflecting reinsurance effect	After reflecting reinsurance effect
Base amount		~~W~~	36,532,133	36,758,686	7,168,725	7,037,730	—	—	—	—
Mortality rate	Increased by 3.27%		36,649,373	36,873,667	7,048,751	6,920,015	2,734	2,734	(669)	16,340
Disability and illness (fixed compensation)	Increased by 3.40%
Disability and illness (actual loss compensation)	Increased by 2.62%		37,207,600	37,392,758	6,518,899	6,429,299	(25,641)	(25,641)	79,046	91,155
Long-term property and other	Increased by 4.19%		36,532,133	36,758,686	7,168,725	7,037,730	—	—	—	—
Surrender rate (increase)	Increased by 9.16%		37,012,292	37,216,745	6,696,604	6,587,709	(8,038)	(8,038)	(248,007)	(231,815)
Surrender rate (decrease)	Decreased by 9.16%		36,002,582	36,252,706	7,700,114	7,545,548	(1,838)	(1,838)	265,129	283,049
Expense	Increased by 2.62%
Expense (inflation)	0.26%p		36,724,665	36,951,218	6,982,049	6,851,054	(5,856)	(5,856)	29,725	29,725

		2024
		Base amount and base amount after change					Profit and capital impact (before tax)
		Fulfillment cash flows (*2)			Contractual service margin		Profit(loss) (*3)		Other comprehensive income
	Sensitivity (*1)	Before reflecting reinsurance effect		After reflecting reinsurance effect	Before reflecting reinsurance effect	After reflecting reinsurance effect	Before reflecting reinsurance effect	After reflecting reinsurance effect	Before reflecting reinsurance effect	After reflecting reinsurance effect
Base amount		~~W~~	39,380,251	39,819,864	7,224,114	6,869,326	—	—	—	—
Mortality rate	Increased by 3.27%		39,511,663	39,946,680	7,091,068	6,740,875	1,635	1,635	(9,952)	8,702
Disability and illness (fixed compensation)	Increased by 3.40%
Disability and illness (actual loss compensation)	Increased by 2.62%		40,083,199	40,478,965	6,567,655	6,256,714	(46,488)	(46,488)	16,176	34,285
Long-term property and other	Increased by 4.19%		39,380,251	39,819,864	7,224,114	6,869,326	—	—	—	—
Surrender rate(increase)	Increased by 9.16%		40,126,708	40,533,222	6,503,159	6,181,469	(25,501)	(25,501)	(104,650)	(86,772)
Surrender rate(decrease)	Decreased by 9.16%		38,556,883	39,031,830	8,041,498	7,651,376	5,984	5,984	115,085	133,903
Expense	Increased by 2.62%
Expense(inflation)	0.26%p		39,592,255	40,031,868	7,024,540	6,669,753	(12,430)	(12,430)	9,624	9,624

(*1)	The risk adjustment is calculated at the 75% confidence level.
(*2)	The risk adjustment included in the fulfillment cash flows was calculated without shock.
(*3)
The profit (loss) for the year consists of (i) an increase in the present value estimate of future cash flows that exceeds the carrying amount of the contractual service margin, resulting in a loss due to changes in assumptions, and (ii) changes in the present value estimate of future cash flows allocated to the loss component, which also result from changes in assumptions.

vii)	Credit risk arising from insurance contracts
The amount of the reinsurance contracts held, which is an asset according to risk level, as of December 31, 2023 and December 31, 2024 are as follows:

	2023			2024
	Reinsurance residual coverage assets		Reinsurance incident assets	Reinsurance residual coverage assets	Reinsurance incident assets
AA+ ~ AA-	~~W~~	38,207	5,204	—	146

viii)	Interest rate risk arising from insurance contracts
The impact of exposure to interest rate risk and interest rate changes on profit and loss and capital as of December 31, 2023 and December 31, 2024 are as follows:

viii-1)	Interest rate risk exposure

	2023		2024
Exposure to financial products measured at fair value (*1)	~~W~~	46,700,713	48,843,348
Exposure to insurance contract (*2)		36,758,783	39,820,035

Net exposure (financial products - insurance contracts)	~~W~~	9,941,930	9,023,313

(*1)
It is the total amount of financial assets measured at fair value through profit or loss, financial assets measured at fair value through other comprehensive income, and derivative assets (liabilities).

(*2)	It is the total amount excluding the contractual service margin from the remaining coverage elements of insurance contract liabilities and reinsurance contract assets (liabilities).

viii-2)	Interest rate risk sensitivity

	2023			2024
	Profit and loss effect		Capital effect	Profit and loss effect	Capital effect
100 bp Increase
Insurance contract (*1)	~~W~~	—	3,412,769	—	4,357,245
Reinsurance contract (*1)		—	15,543	—	50,365
Financial assets (*2)		(37,574)	(4,258,875)	(35,934)	(4,777,699)
100 bp Decrease
Insurance contract (*1)	~~W~~	—	(4,382,646)	—	(6,073,734)
Reinsurance contract (*1)		—	(17,723)	—	(59,948)
Financial assets (*2)		37,574	4,258,875	35,934	5,837,965

(*1)	This is the impact on capital (before tax) due to changes in expected cash flows of insurance and reinsurance contracts, excluding variable annuities/savings.

(*2)
Calculated for assets related to insurance contracts excluding variable annuities/savings. The profit and loss effect is the change in financial assets recognized at fair value through profit or loss, and the capital effect is the change in financial assets measured at fair value through other comprehensive income.

ix)	Liquidity risk arising from insurance contracts
The maturity amount of undiscounted remaining contractual cash flows as of December 31, 2023 and 2024 are as follow. This amount does not include matters relating to remaining coverage liabilities (insurance contracts and reinsurance contracts) measured under the premium allocation approach.

	2023
	Less than or equal to 1 year		1 ~ 2 years	2 ~ 3 years	3 ~ 4 years	4 ~ 5 years	More than 5 years	Total
Insurance contract
General insurance:
Cash Inflow	~~W~~	5,120,022	4,408,374	3,892,580	3,500,316	3,073,794	51,775,416	71,770,502
Cash Outflow		(5,509,719)	(4,969,773)	(4,263,071)	(4,356,801)	(4,235,246)	(132,831,760)	(156,166,370)

		(389,697)	(561,399)	(370,491)	(856,485)	(1,161,452)	(81,056,344)	(84,395,868)
Variable insurance:
Cash Inflow		582,036	485,566	412,870	350,176	297,209	3,160,998	5,288,855
Cash Outflow		(943,282)	(836,548)	(764,049)	(711,324)	(641,963)	(10,096,136)	(13,993,302)

		(361,246)	(350,982)	(351,179)	(361,148)	(344,754)	(6,935,138)	(8,704,447)

		(750,943)	(912,381)	(721,670)	(1,217,633)	(1,506,206)	(87,991,482)	(93,100,315)

Reinsurance contract
Cash Inflow		203,944	204,852	204,904	204,760	205,383	7,421,755	8,445,598
Cash Outflow		(225,690)	(225,630)	(224,694)	(222,873)	(221,054)	(7,686,228)	(8,806,169)

		(21,746)	(20,778)	(19,790)	(18,113)	(15,671)	(264,473)	(360,571)
Total (including variable insurance)		(772,689)	(933,159)	(741,460)	(1,235,746)	(1,521,877)	(88,255,955)	(93,460,886)

Total (excluding variable insurance)	~~W~~	(411,443)	(582,177)	(390,281)	(874,598)	(1,177,123)	(81,320,817)	(84,756,439)

	2024
	Less than or equal to 1 year		1 ~ 2 years	2 ~ 3 years	3 ~ 4 years	4 ~ 5 years	More than 5 years	Total
Insurance contract
General insurance:
Cash Inflow	~~W~~	4,959,356	4,502,944	4,087,588	3,652,621	3,114,091	40,523,130	60,839,730
Cash Outflow		(5,324,282)	(4,157,931)	(4,287,561)	(4,084,548)	(4,318,989)	(126,037,788)	(148,211,099)

		(364,926)	345,013	(199,973)	(431,927)	(1,204,898)	(85,514,658)	(87,371,369)
Variable insurance:
Cash Inflow		446,902	371,371	307,145	254,674	214,352	1,923,480	3,517,924
Cash Outflow		(880,558)	(752,425)	(682,066)	(612,330)	(536,499)	(7,753,564)	(11,217,442)

		(433,656)	(381,054)	(374,921)	(357,656)	(322,147)	(5,830,084)	(7,699,518)

		(798,582)	(36,041)	(574,894)	(789,583)	(1,527,045)	(91,344,742)	(95,070,887)

Reinsurance contract
Cash Inflow		225,165	216,544	209,995	207,721	207,575	8,223,398	9,290,398
Cash Outflow		(244,930)	(237,756)	(230,883)	(227,262)	(226,934)	(9,123,146)	(10,290,911)

		(19,765)	(21,212)	(20,888)	(19,541)	(19,359)	(899,748)	(1,000,513)
Total (including variable insurance)		(818,347)	(57,253)	(595,782)	(809,124)	(1,546,404)	(92,244,490)	(96,071,400)

Total (excluding variable insurance)	~~W~~	(384,691)	323,801	(220,861)	(451,468)	(1,224,257)	(86,414,406)	(88,371,882)

As of December 31, 2023 and 2024, the amount to be paid upon request by the contractor of insurance contracts issued by Shinhan Life Insurance Co., Ltd. is
~~W~~
52,555,004 million and
~~W~~
53,227,935 million.

(x)	Claims development
The amount of claims development as of December 31, 2023 and 2024 are as follows:

	2023
Progress year	Year of incident
	2019		2020	2021	2022	2023	Total
Undiscounted estimate of ultimate loss	~~W~~	962,548	950,728	1,062,120	1,098,646	1,153,875	5,227,917
Paid claims:
Current year		777,773	771,780	857,031	888,276	932,827	4,227,687
1 year after		151,943	144,712	167,000	172,431	—	636,086
2 years after		19,955	19,220	23,317	—	—	62,492
3 years after		8,972	11,202	—	—	—	20,174
4 years after		3,905	—	—	—	—	3,905

Cumulative paid claims	~~W~~	962,548	946,914	1,047,348	1,060,707	932,827	4,950,344
The difference between the estimated ultimate loss and paid claims		—	3,815	14,772	37,940	221,048	277,575
Discount effect		—	—	—	—	—	(9,311)
Future loss adjustment expenses		—	—	—	—	—	5,313
Reported but unpaid claims		—	—	—	—	—	1,535,849
Risk adjustment for non-financial risks		—	—	—	—	—	18,604
Reinsurance effect		—	—	—	—	—	(65,252)

Total liabilities for incurred claims	~~W~~	—	—	—	—	—	1,762,778

	2024
Progress year	Year of incident
	2020		2021	2022	2023	2024	Total
Undiscounted estimate of ultimate loss	~~W~~	959,974	1,070,850	1,104,112	1,152,207	1,233,110	5,520,253
Paid claims:
Current year		746,984	833,427	857,650	896,474	957,713	4,292,248
1 year after		166,072	187,415	195,026	202,132	—	750,645
2 years after		23,751	27,433	27,763	—	—	78,947
3 years after		13,248	12,079	—	—	—	25,327
4 years after		4,849	—	—	—	—	4,849

Cumulative paid claims	~~W~~	954,904	1,060,354	1,080,439	1,098,606	957,713	5,152,016
The difference between the estimated ultimate loss and paid claims		5,070	10,497	23,673	53,601	275,396	368,237
Discount effect		—	—	—	—	—	(11,011)
Future loss adjustment expenses		—	—	—	—	—	7,316
Reported but unpaid claims		—	—	—	—	—	1,436,530
Risk adjustment for non-financial risks		—	—	—	—	—	14,041
Reinsurance effect		—	—	—	—	—	(94,435)

Total liabilities for incurred claims	~~W~~	—	—	—	—	—	1,720,678

(b)	Overview of the insurance risk – Shinhan EZ General Insurance CO., Ltd.

i)	Overview of insurance risks
Insurance risk is defined as the risk that arises in connection with the underwriting of insurance contracts and payment of claims, which are the unique tasks of an insurance company, and is managed by dividing it into long-term non-life
insurance risk and general
non-life
insurance risk.
Long-term
non-life
insurance risk refers to the risk of loss due to risk factors that may arise in a long-term non-life
insurance contract and is divided and measured into death risk, longevity risk, disability and illness risk, property/other risk, operating expense risk, project cost risk, and catastrophe risk. General non-life
insurance risk refers to the risk of loss due to risk factors that may arise in general non-life
insurance contracts, and is measured by dividing it into insurance price risk, reserve risk, and catastrophe risk.

i-1)	Long-term non-life insurance risk
Mortality risk and longevity risk refer to the risk of unexpected losses related to the death of the policyholder, and are measured by the risk of a decrease in net asset value due to changes in the mortality level.
Disability and illness risk is the risk of unexpected losses related to the policyholder’s disability or illness, and is measured as the risk of a decrease in net asset value due to changes in the risk level of disability and illness coverage.
Property and other risks are the risk of unexpected losses related to property, costs, compensation, and other collateral, and are measured as the risk of a decrease in net asset value due to changes in the risk level of property, costs, compensation, and other collateral.
Cancelation risk refers to the risk of unexpected losses due to the policyholder’s exercise of options, such as contract termination or early withdrawal, and is measured by the risk of a decrease in net asset value due to changes in the policyholder’s option exercise rate or group termination of policyholders.
Operating expense risk includes the risk arising from changes in spending due to inflation and the level of future costs related to insurance contract costs. Costs related to insurance contracts include all cost items except allowances.
Catastrophe risk refers to the risk of potential loss due to extreme or exceptional risks (e.g. epidemic disease, major accident, etc.) that are not considered in the risk of death.

i-2)	General non-life insurance risk
Insurance price risk refers to the risk resulting from uncertainty related to the timing, frequency, and severity of future insured events.
Reserve risk refers to the risk that the reserve liability accumulated to pay insurance claims for insurance events that have occurred in the relevant contract will not cover the insurance claims to be paid in the future.
Catastrophe risk refers to the risk of potential loss due to extreme or exceptional risks (natural disasters, major accidents, major guarantees, etc.) that are not considered in insurance prices and reserve risks.

ii)	Measurement and management of insurance risk

ii-1)	Measurement of insurance risk
Shinhan EZ General Insurance Co., Ltd. measures general and long-term insurance risks through the solvency amount and the statutory solvency amount calculation criteria of Enforcement Rules of the Insurance Business Supervisory Regulations and operates related risk management policies.

ii-2)	Insurance risk management organization and management method
Shinhan EZ General Insurance Co., Ltd. determines an insurance risk permissible limit every year, monitors compliance with the limit, and executes in accordance with predetermined countermeasures when the insurance risk exceeds the limit. In addition, underwriting guidelines, retention, and reinsurance strategies are established and operated so that risks can be retained at an appropriate level for each type of insurance.

ii-3)	Claims development
When estimating occurrences of accidents, Shinhan EZ General Insurance Co., Ltd. considers that the probability of occurrence and scale of occurrence of future experience may be more unfavorable than the assumptions reflected in risk adjustment. In general, uncertainty related to insurance claims and costs due to an insured event is greatest when the accident is in its early stages, and as the year of the accident progresses, the uncertainty of the final claims and costs decreases.

ii-4)	Sensitivity to insurance risk
Shinhan EZ General Insurance Co., Ltd. manages insurance risks through sensitivity analysis based on cancelation rates, loss ratios, and operating expense rates that are judged to have a significant impact on the amount, timing, and uncertainty of the insurer’s future cash flows.

ii-5)	Liquidity risk arising from insurance contracts
Liquidity risk arising from insurance contracts may result in the inability to respond to payment demands due to inconsistencies in the operation of funds and the procurement period and amount, or incur losses due to the procurement of high-interest funds or unfavorable sales of held assets to resolve fund shortages. It means there is a risk. Shinhan EZ General Insurance Co., Ltd. monitors liquidity ratios to manage liquidity risk.

ii-6)	Credit risk arising from insurance contracts
Credit risk arising from an insurance contract refers to the possibility of economic loss that may occur if the reinsurer, the counterparty to the transaction, is unable to fulfill its obligations specified in the contract due to default or deterioration of credit rating. Shinhan EZ General Insurance Co., Ltd. transacts as a reinsurer with high-quality insurance companies that have been given a rating of
BBB-
or higher by S&P or an equivalent rating through strict internal review.

ii-7)	Interest rate risk arising from insurance contracts
Interest rate risk exposed to Shinhan EZ General Insurance Co., Ltd. ‘s insurance contracts is the risk of unexpected losses arising from changes in net interest income or net asset value depending on changes in interest rates. The consolidated entity manages this to minimize unexpected losses arising from interest rate changes.